Note 5 - Advances for Vessels Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Advances for Vessels Under Construction and Acquisitions [Text Block]
5.	Advances for Vessels Under Construction and Acquisitions

The amount shown in the accompanying consolidated balance sheet as of
December

31,
2015
of
$44,031,882
mainly represents advance payments to ship-builders for
six
LPG carriers under construction contracted in
2014.

The amount shown in the accompanying consolidated balance sheet as of
December

31,
2016
of
$55,785,801
mainly represents advance payments to ship-builders for
four
LPG carriers under construction contracted in
2014.

For the years ended
December

31,
2015
and
2016,
the movement of the account, advances for vessels under construction and acquisitions was as follows:

Balance, December 31, 2014	88,965,085
Advances for vessels under construction and acquisitions	148,318,231
Capitalized interest	1,822,443
Capitalized expenses	5,085,534
Vessels delivered	(200,159,411)

Balance, December 31, 2015	44,031,882
Advances for vessels under construction and acquisitions	51,949,154
Capitalized interest	1,660,802
Capitalized expenses	2,576,626
Vessels delivered	(44,432,663)

Balance, December 31, 2016	55,785,801